Share Based Payments - Schedule of Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share Based Payments [Abstract]
Number of stock options, Outstanding, beginning of year	4,177,217	4,019,167
Weighted average exercise price, Outstanding, beginning of year	$ 3.1	$ 2.25
Number of stock options, Granted	1,100,000	1,205,000
Weighted average exercise price, Granted	$ 5.94	$ 4.44
Number of stock options, Exercised	(754,917)	(847,574)
Weighted average exercise price, Exercised	$ (1.44)	$ (1.06)
Number of stock options, Forfeited	(87,500)	(199,376)
Weighted average exercise price, Forfeited	$ (3.86)	$ (2.63)
Number of stock options, Outstanding, December 31	4,434,800	4,177,217
Weighted average exercise price, Outstanding, December 31	$ 4.07	$ 3.1